Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unused tax losses carry forward - Canada and United States	$ 2,669,781	$ 1,903,392
Share issue costs - Canada	142,318	186,874
Property and equipment - Canada		1,782
Total deferred tax assets	2,812,099	2,092,048
Deferred tax asset not recognized
Net deferred tax assets	2,812,099	2,092,048
Total deferred tax liability
Valuation Allowance	(2,812,099)	(2,092,048)
Net deferred tax assets (liabilities)